                         Supplement dated July 13, 2006
                    To the Prospectus dated May 1, 2006 for

                New York Life Insurance and Annuity Corporation
                        CorpExec Variable Universal Life

                                  Investing in
     NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I

     This supplement amends the prospectus for the New York Life Insurance and Annuity Corporation CorpExec Variable Universal Life policy (the "Policy"). You should read this information carefully and retain this supplement for future reference together with your Policy's prospectus. All capitalized terms have the same meaning as those included in the prospectus.

     The purpose of this supplement is to inform you that: (1) the subadviser for the MainStay VP Basic Value Portfolio is being changed; (2) the name of the MainStay VP Basic Value Portfolio is being changed; and (3) the name of the AIM V.I. Real Estate Portfolio--Series I Shares is being changed.

     Keeping these purposes in mind, please note the following:

          I. Effective immediately, in the table in the section entitled "Our Rights--Funds and Eligible Portfolios," delete "The Dreyfus Corporation" as the subadviser for the MainStay VP Series Fund, Inc.: MainStay Basic Value--Initial Class and replace it with "Institutional Capital LLC."

          II. Effective November 10, 2006, all references in the prospectus to the "MainStay VP Basic Value" portfolio should be deleted and replaced with the "MainStay VP ICAP Select Equity" portfolio.

          III. Effective immediately, all references in the prospectus to "AIM V.I. Real Estate--Series I Shares" portfolio should be deleted and replaced with the "AIM V.I. Global Real Estate--Series I Shares" portfolio.

                             --------------------------------

                      New York Life Insurance and Annuity Corporation
                                 (A Delaware Corporation)
                                     51 Madison Avenue
                                 New York, New York 10010

                         Supplement dated July 13, 2006
        To the Statement of Additional Information dated May 1, 2006 for

                New York Life Insurance and Annuity Corporation
                        CorpExec Variable Universal Life

                                  Investing in
     NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I

     This supplement amends the May 1, 2006 Statement of Additional Information ("SAI") for the New York Life Insurance and Annuity Corporation CorpExec Variable Universal Life Insurance policy (the "Policy"). This supplement is not valid unless it is read in conjunction with the May 1, 2006 SAI for the Policies. The terms used but not defined in this SAI supplement have the same meaning as in the current Prospectus for the Policies.

     The purpose of this supplement is to inform you that the names of the MainStay VP Basic Value Portfolio and the AIM V.I. Real Estate Portfolio--Series I Shares are being changed.

     Keeping these purposes in mind, please note the following:

          I. Effective November 10, 2006, all references in the Statement of Additional Information to the "MainStay VP Basic Value" portfolio should be deleted and replaced with the "MainStay VP ICAP Select Equity" portfolio.

          II. Effective immediately, all references in the Statement of Additional Information to "AIM V.I. Real Estate--Series I Shares" portfolio should be deleted and replaced with the "AIM V.I. Global Real Estate--Series I Shares" portfolio.

                             ---------------------

                New York Life Insurance and Annuity Corporation
                            (A Delaware Corporation)
                               51 Madison Avenue
                            New York, New York 10010